Shareholder Report, Holdings (Details) - Multi-Manager Directional Alternative Strategies Fund - Institutional Class	Oct. 31, 2025
Long Equtiy Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Information Technology Sector 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
Industrial Sector 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
Consumer Discretionary Sector 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
Financial Services Sector 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Healthcare Sector 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
Other Sector 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Other 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Exchange-Traded Equity Funds 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
Common Stocks 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(38.30%)